Contingencies and Commitments - Additional Information (Detail) - Long Running Legal Dispute [Member] $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Settlement payments	$ 50,000
Legal fees and other costs	$ 5,000